Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance pursuant to awards under the Registrant's 2024 Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	1,201,594
Proposed Maximum Offering Price per Unit	56.31
Maximum Aggregate Offering Price	$ 67,661,758.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,344.09
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (“Registration Statement”) shall also cover any additional shares of Class A common stock (the “Common Stock”) that become issuable under the 2024 Plan and the ESPP, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Common Stock.
(2)
Represents additional shares of the Registrant’s Common Stock available for issuance under the ESPP pursuant to its terms.
(3)
The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales prices of the Common Stock reported on the Nasdaq Global Select Market on March 24, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the ESPP.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance pursuant to awards under the Registrant's 2024 Incentive Award Plan (the "2024 Plan")
Amount Registered | shares	6,013,289
Proposed Maximum Offering Price per Unit	66.25
Maximum Aggregate Offering Price	$ 398,380,396.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,016.33
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (“Registration Statement”) shall also cover any additional shares of Class A common stock (the “Common Stock”) that become issuable under the 2024 Plan and the ESPP, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Common Stock.
(4)
Represents additional shares of the Registrant’s Common Stock available for issuance under the 2024 Plan pursuant to its terms.
(5)
The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low sales prices of the Common Stock reported on the Nasdaq Global Select Market on March 24, 2026.